Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 47,337,287	$ 49,178,080
Less: Accumulated depreciation	(22,683,199)	(20,565,140)
Property and equipment, Total	24,654,088	28,612,940
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	15,957,448	17,298,485
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	40,666	51,589
Electronic Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	117,727	135,014
Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	38,319	13,242
Park Facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 31,183,127	$ 31,679,750